Leases - Amounts recognized in the consolidated statement of profit or loss (Details) - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Leases
Depreciation charge of right-of-use assets	£ (212)	£ (263)	£ (474)	£ (541)
Interest expense (included in finance cost)	(104)	(109)	(248)	(279)
Expense relating to short-term leases (included in operating expenses)	(47)	(62)	(108)	(123)
Property
Leases
Depreciation charge of right-of-use assets	(146)	(189)	(340)	(388)
Plant and machinery
Leases
Depreciation charge of right-of-use assets	£ (66)	£ (74)	£ (134)	£ (153)